Business Acquisition, Integration and Reorganization Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities in business combination [line items]
Acquisition costs	$ 1,248	$ 1,308
Integration costs	2,549	1,563
Reorganization costs	2,338	1,256
Employee compensation on business acquisition	37	206
Change in fair value of contingent consideration	(2,088)	(5,567)
Business acquisition, integration and reorganization costs	4,084	(1,234)
XRM Vision Inc. (a)
Disclosure of contingent liabilities in business combination [line items]
Change In Fair Value Of Contingent Consideration Recognized InProfitOrLoss	(5,358)	(4,312)
eVerge Intersts, Inc.
Disclosure of contingent liabilities in business combination [line items]
Change In Fair Value Of Contingent Consideration Recognized InProfitOrLoss	$ 3,270
Datum Consulting Group, LLC (b)
Disclosure of contingent liabilities in business combination [line items]
Change In Fair Value Of Contingent Consideration Recognized InProfitOrLoss		$ (1,255)